Revenue From Contract With Customers - Summary of Disaggregated Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 27,755	$ 22,245	$ 16,696
Operating revenue	2,677,627	2,521,786	2,219,186
Passenger revenue excluding miles redeemed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger revenue	2,567,316	2,434,820	2,142,804
Miles redeemed [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger revenue	20,073	9,431	5,697
Passenger revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger revenue	2,587,389	2,444,251	2,148,501
Cargo and mail revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger revenue	62,483	55,290	53,989
Cargo and mail revenue net [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger revenue	62,483	55,290	53,989
Frequent flyer program revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	16,291	13,332	5,378
Other operating revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 11,464	$ 8,913	$ 11,318